Commitments (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Payments Under Leases

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2019	$8,243
2020	7,398
2021	7,217
2022	7,039
2023	6,745
Thereafter	29,493

$66,135